LEASES, Operating Lease Terms (Details) - Aircraft	Mar. 31, 2020	Mar. 31, 2019
Leases [Abstract]
Number of aircraft	46	75
Fiscal year 2021 to fiscal year 2022
Leases [Abstract]
Number of aircraft	17
Fiscal year 2023 to fiscal year 2026
Leases [Abstract]
Number of aircraft	29